Fee and commission income (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fee and commission income
Commission income - Loans & commitments, net			$ 476
Commission income - Letters of credit			10,430
Commission income - Arrangements			6,608
Total	$ 15,647	$ 17,185	$ 17,514